SCHEDULE OF PROPERTY AND EQUIPMENT, NET ESTIMATED USEFUL LIVES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Useful Life	3 years	3 years